June 5, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Dreyfus New Jersey Municipal Money Market Fund. Inc.
     File Nos. 33-20891, 811-5527

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Commission on May 21, 1997.


                                             Very truly yours,


                                             Christine Brennan







CB\

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan LLP